PROPERTY AND EQUIPMENT (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation of property and equipment	¥ 13,777	¥ 5,854